PROPERTY AND EQUIPMENT, NET (Details Narrative) - Titan Trucking LLC [Member] - USD ($)		12 Months Ended
	Jun. 10, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Depreciation expense		$ 325,382	$ 304,175
Payments to acquire property, plant, and equipment		$ 3,349,628	$ 47,177
Asset Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Payments to acquire property, plant, and equipment	$ 1,805,000